Exhibit 99.1
MONTHLY PAYMENT STATEMENT TO NOTEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-1

Payment Number	16
Beginning Date of Collection Period	1-Sep-07
Ending Date of Collection Period	30-Sep-07
Payment Date	22-Oct-07
Previous Payment Date	20-Sep-07
Interest Period Beginning On	20-Sep-07
Interest Period Ending On	21-Oct-07
Funds Disbursement
Collected Funds (including Servicing Fee)	16,231,941.97
Available Payment Amount	15,832,054.10
Principal Collections	10,761,912.12

Net Interest Collections	5,070,141.98

Interest Collections	5,469,726.10
Principal recoveries	303.75
Servicing Fee	399,887.87
Skip-A-Pay Advance	0.00
Skip-A-Pay Reimbursement Amount	0.00

Disbursements	16,231,941.97
Interest Paid to Notes	3,440,423.70
Principal Paid to Notes	11,201,090.93
Ownership Interest - pursuant to Section 5.01 (a) (xx)	1,190,539.47
Servicing Fee (to Servicer)	399,887.87

Yield Maintenance Account
Maximum Monthly Yield Maintenance Amount	0.00
Monthly Yield Maintenance Payment Amount	0.00
Unused amount - towards Ownership Interest	0.00
Amount on deposit before Monthly Yield Maintenance Payment Amount	132,843.00
Amount remaining on deposit in the Yield Maintenance Account	132,843.00

Pool Balance
Beginning Pool Balance	959,730,883.94
Principal Collections (including repurchases)	10,761,912.12

Additional Principal Reduction Amount	439,178.81

Ending Pool Balance	948,529,793.01

Note Balance
Beginning Note Balance	680,323,477.94

Note Paydown	11,201,090.93
Ending Note Balance	669,122,387.01

Collateral Performance
Cash yield (% of beginning balance, annualized)	6.84%
Loss rate (% of beginning balance, net of principal recoveries)	0.55%
Net yield	6.29%
Realized Losses	438,875.06
Cumulative Realized Losses	2,803,898.84
Cumulative Loss Percentage	0.21%
Delinquent Loans:
One payment principal balance of loans	21,921,673.75
One payment number of loans	162
Two payments principal balance of loans	4,434,511.60
Two payments number of loans	31
Three payments plus principal balance of loans	19,187,426.38
Three payments plus number of loans	146
One Payment Delinquency Percentage (for related Collection Period)	2.31%
Two Payment Delinquency Percentage (for related Collection Period)	0.47%
Two Payment Plus Delinquency Percentage (for related Collection Period)	2.49%
Two Payment Plus Rolling Average (for such Payment Date)	2.24%
Three Payment Plus Delinquency Percentage (for related Collection Period)	2.02%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	8,854,467.94
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.93%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	7,492
Number outstanding end of period	7,398
Principal balance of all REO as of the end of the Collection Period	3,975,677.84
Number of loans that went into REO during the Collection Period	4
Principal balance of loans that went into REO during the Collection Period	573,383.17
Unpaid Servicing Fee from previous Collection Periods	0.00

Overcollateralization
Beginning OC Amount	279,407,406.00

OC Release Amount	0.00
Extra Principal Payment Amount	0.00
Class A-1 Extra Principal Payment Amount Paid	0.00
Class A-2 Extra Principal Payment Amount Paid	0.00
Class M-1 Extra Principal Payment Amount Paid	0.00
Class M-2 Extra Principal Payment Amount Paid	0.00
Ending OC Amount	279,407,406.00

Target OC Amount	279,407,406.00
Interim OC Amount	279,407,406.00
Interim OC Deficiency	0.00

Monthly Excess Cashflow (before Servicing Fee)	1,590,427.34
Monthly Excess Cashflow (after Servicing Fee)	1,190,539.47
Principal Payment Amount	10,761,912.12
Class A-1 Principal Payment Amount	6,609,164.27
Class A-2 Principal Payment Amount	1,653,430.94
Class M-1 Principal Payment Amount	1,433,954.45
Class M-2 Principal Payment Amount	1,065,362.46
Principal Collections	10,761,912.12
OC Release Amount	0.00
Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Event of Default	No
Original Note Balance	1,038,550,000.00
Total Note Principal Amount divided by Total Original Note Principal Amount	64.428519%
EOP Note Principal Amount divided by Original Note Principal Amount < 15.00%	No

Interest Calculations
1 month LIBOR	5.49625%
Class A-1 Formula Rate (1-mo. Libor plus 16 bps)	5.65625%
Class A-1 Note Rate	5.65625%
Class A-2 Formula Rate (1-mo. Libor plus 18 bps)	5.67625%
Class A-2 Note Rate	5.67625%
Class M-1 Formula Rate (1-mo. Libor plus 28 bps)	5.77625%
Class M-1 Note Rate	5.77625%
Class M-2 Formula Rate (1-mo. Libor plus 30 bps)	5.79625%
Class M-2 Note Rate	5.79625%

Available Funds Cap	7.07578%
Class A-1 Noteholder's Statement

A. Information on Payments
Original Class A-1 Note Balance	637,800,000.00

1. Total Payments per $1,000	14.078866
2. Principal Payment per $1,000	10.785317
3. Interest Payment per $1,000	3.293549

B. Calculation of Class A-1 Interest Due & Paid
1. Class A-1 Note Rate	5.65625%
2. Days in Accrual Period	32

3. Class A-1 Current Interest Due	2,100,625.52
4. Class A-1 Current Interest Paid	2,100,625.52
5. Class A-1 Interest Carry Forward Amount Due	0.00
6. Class A-1 Interest Carry Forward Amount Paid	0.00
7. Class A-1 Supplemental Interest Amount Due	0.00
8. Class A-1 Supplemental Interest Amount Paid	0.00

9. Class A-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-1 Principal Due & Paid
1. Class A-1 Note Principal Amount, BOP	417,803,971.13
2. Class A-1 Principal Due	6,878,875.16
3. Class A-1 Principal Paid	6,878,875.16
4. Class A-1 Principal Carry Forward Amount Paid	0.00
5. Class A-1 Unpaid Principal Carry Forward Amount	0.00
6. Class A-1 Note Principal Amount, EOP	410,925,095.97

7. Class A-1 Note Principal Amount as a % of Original Class A-1 Note Principal Amount, EOP	64.428519%
8. Class A-1 Note Principal Amount as a % of the Pool Balance, EOP	43.322318%
9. Class A-1 Note principal distribution percentage	61.412546339%

Class A-2 Noteholder's Statement

A. Information on Payments
Original Class A-2 Note Balance	159,560,000.00
1. Total Payments per $1,000	14.090512
2. Principal Payment per $1,000	10.785317
3. Interest Payment per $1,000	3.305195

B. Calculation of Class A-2 Interest Due & Paid
1. Class A-2 Note Rate	5.67625%
2. Days in Accrual Period	32

3. Class A-2 Interest Due	527,376.86
4. Class A-2 Interest Paid	527,376.86
5. Class A-2 Interest Carry Forward Amount Due	0.00
6. Class A-2 Interest Carry Forward Amount Paid	0.00

7. Class A-2 Supplemental Interest Amount Due	0.00
8. Class A-2 Supplemental Interest Amount Paid	0.00

9. Class A-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-2 Principal Due & Paid
1. Class A-2 Note Principal Amount, BOP	104,523,050.54
2. Class A-2 Principal Due	1,720,905.18
3. Class A-2 Principal Paid	1,720,905.18
4. Class A-2 Principal Carry Forward Amount Paid	0.00
5. Class A-2 Unpaid Principal Carry Forward Amount	0.00
6. Class A-2 Note Principal Amount, EOP	102,802,145.36

7. Class A-2 Note Principal Amount as a % of Original Class A-2 Note Principal Amount, EOP	64.428519%
8. Class A-2 Note Principal Amount as a % of the Pool Balance, EOP	10.838051%
9. Class A-2 Note principal distribution percentage	15.363728275%
Class M-1 Noteholder's Statement

A. Information on Payments
Original Class M-1 Note Balance	138,380,000.00
1. Total Payments per $1,000	14.148740
2. Principal Payment per $1,000	10.785317
3. Interest Payment per $1,000	3.363423

B. Calculation of Class M-1 Interest Due & Paid
1. Class M-1 Note Rate	5.77625%
2. Days in Accrual Period	32

3. Class M-1 Interest Due	465,430.49
4. Class M-1 Interest Paid	465,430.49
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Supplemental Interest Amount Due	0.00
8. Class M-1 Supplemental Interest Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-1 Principal Due & Paid
1. Class M-1 Note Principal Amount, BOP	90,648,657.14
2. Class M-1 Principal Due	1,492,472.16
3. Class M-1 Principal Paid	1,492,472.16
4. Class M-1 Principal Carry Forward Amount Paid	0.00
5. Class M-1 Unpaid Principal Carry Forward Amount	0.00
6. Class M-1 Note Principal Amount, EOP	89,156,184.98

7. Class M-1 Note Principal Amount as a % of Original Class M-1 Note Principal Amount, EOP	64.428519%
8. Class M-1 Note Principal Amount as a % of the Pool Balance, EOP	9.399408%
9. Class M-1 Note principal distribution percentage	13.324346445%
Class M-2 Noteholder's Statement

A. Information on Payments
Original Class M-2 Note Balance	102,810,000.00
1. Total Payments per $1,000	14.160386
2. Principal Payment per $1,000	10.785317
3. Interest Payment per $1,000	3.375069

B. Calculation of Class M-2 Interest Due & Paid
1. Class M-2 Note Rate	5.79625%
2. Days in Accrual Period	32

3. Class M-2 Interest Due	346,990.83
4. Class M-2 Interest Paid	346,990.83
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Supplemental Interest Amount Due	0.00
8. Class M-2 Supplemental Interest Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-2 Principal Due & Paid
1. Class M-2 Note Principal Amount, BOP	67,347,799.13
2. Class M-2 Principal Due	1,108,838.43
3. Class M-2 Principal Paid	1,108,838.43
4. Class M-2 Principal Carry Forward Amount Paid	0.00
5. Class M-2 Unpaid Principal Carry Forward Amount	0.00
6. Class M-2 Note Principal Amount, EOP	66,238,960.70

7. Class M-2 Note Principal Amount as a % of Original Class M-2 Note Principal Amount, EOP	64.428519%
8. Class M-2 Note Principal Amount as a % of the Pool Balance, EOP	6.983329%
9. Class M-2 Note principal distribution percentage	9.899378942%

HSBC FINANCE CORPORATION
HSBC Home Equity Loan Trust (USA) 2006-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Sales and Servicing Agreement dated as of July 12, 2006 (the "Sales and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation I, as Depositor, the Servicer,
The Bank of New York Trust Company, N.A., as Successor-in-Interest to JP Morgan
Chase Bank, N.A., as Indenture Trustee, HSBC Bank USA, National Association,
as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-1, the Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Sales and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Sales and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Payment Date occurring on October 22, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all its obligations under the
Sales and Servicing Agreement through the Collection Period preceding such
Payment Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

6. As of the date hereof, to the best knowledge of the undersigned, no
Event of Default has been deemed to have occurred on or prior to such Payment Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 17th day of October, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua